Events after the end of the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period

35. Events after the end of the reporting period

On January 25, 2023, a consent letter was entered into in connection with the SRCF Agreement pursuant to which the lenders under the SRCF Agreement agreed that the YYF Transaction shall constitute a permitted disposal for the purposes of the SRCF Agreement.

On March 1, 2023, the Group and its wholly owned subsidiary, Oatly US Operations & Supply Inc., completed the sale of its manufacturing facility in Ogden, Utah (the “Ogden Facility”) and the manufacturing facility being constructed at Dallas-Fort Worth, Texas (the “DFW Facility” and, together with the Ogden Facility, the “Facilities”) to Ya YA Foods USA LLC, a Delaware limited liability company (“YYF”) in connection with the establishment of a strategic manufacturing alliance with YYF, pursuant to the terms of that certain asset purchase agreement (the “Asset Purchase Agreement”) with YYF and its parent company Aseptic Beverage Holdings LP, a Delaware limited partnership (“Buyer Parent”), dated December 30, 2022 (collectively, the “Transaction”). Pursuant to the terms and conditions of the Asset Purchase Agreement, YYF acquired a majority of the assets that are used in the operation of the Facilities and assumed the Company’s obligations arising under the real property leases and certain contracts for and related to the Facilities. The Company continues to own all intellectual property related to production of oat base, the Company’s principal, proprietary ingredient for all Oatly products, and the Company continues to own and operate its own equipment, fixtures and supplies associated with its production of oat base at the Facilities. In connection with the Transaction, YYF and the Company also have entered into a contract manufacturing agreement pursuant to which YYF will manufacture certain finished products for the Company, using oat base supplied by Oatly (the “Co-Pack Agreement”).

As consideration for the Transaction, the Company received an aggregate purchase price of approximately $102.6 million. Of this aggregate purchase price, $86.5 million is attributable to the Ogden Facility, of which (a) $72.0 million was paid to the Company through a combination of $52.0 million cash and $20.0 million in the form of a promissory note from the Buyer Parent to the Company, and (b) $14.5 million is in the form of a credit toward future use of shared assets at the Ogden Facility. The remaining $16.1 million of the aggregate purchase price is attributable to the DFW Facility, of which (a) $13.6 million is a credit toward future capital expenditures associated with completion of oat base capacity at the DFW Facility, and (b) $2.5 million is in the form of a credit toward future use of shared assets at the DFW Facility. As part of the consideration for the Transaction, the Buyer Parent issued a promissory note for $20 million to the Company due May 1,

2028 (the “Note”). The interest rate of the Note begins at 8% and escalates an additional 2% each year. The Note is guaranteed by the founder and chief executive officer of the Buyer Parent. The Buyer Parent’s obligation under the Note may be offset by amounts owed to YYF under the Co-Pack Agreement only if such amounts are not paid in accordance with the Co-Pack Agreement. The Note also contains other customary terms and conditions.

On March 6, 2023, the Company held an extraordinary general meeting at its headquarters in Malmö, Sweden. The extraordinary general meeting resolved to revoke the previously given authorization and to authorize the board of directors, on one or more occasions during the period until the next annual general meeting, to resolve on new issue of shares and/or warrants and/or convertible bonds, corresponding to, in total, an amount of maximum $300 million at the time of the issuances. The new issue of shares and/or warrants and/or convertible bonds were permitted to be performed with or without deviation from the shareholders’ preferential rights. Further, the extraordinary general meeting resolved to amend the articles of association, subsequently, the limits in the Company’s articles of association regarding share capital and number of shares increased to a maximum of SEK 3,400,000 and 2,000,000,000, respectively.

On March 23, 2023 and April 18, 2023 we issued $300 million aggregate principal amount of 9.25% Convertible Senior PIK Notes due 2028. The Convertible Notes (as defined below) were issued in two tranches that have substantially identical economic terms. Certain of the Company’s existing shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds, purchased $200.1 million aggregate principal amount of the Convertible Notes (the “Swedish Notes”) and other institutional investors purchased $99.9 million aggregate principal amount of the Convertible Notes (the “U.S. Notes” and, together with the Swedish Notes, the “Convertible Notes”). The investors paid an aggregate purchase price of $291 million, reflecting an original issue discount of 3%.

The Convertible Notes bear interest at a rate of 9.25% per annum, payable semi-annually in arrears in cash or in payment-in-kind, at the Company’s option, on April 15 and October 15 of each year, beginning on October 15, 2023. The Convertible Notes will mature on September 14, 2028, unless earlier converted by the holders or required to be converted, repurchased or redeemed by the Company. The Convertible Notes are convertible at the option of each holder at an initial conversion price of $2.41 per Ordinary Share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2024 and March 24, 2025 if the average of the daily volume-weighted average prices of the ADSs for the 30 consecutive trading days immediately preceding March 23, 2024 and March 23, 2025, respectively, is below a specified price. The Company may require conversion of the U.S. Notes and the Swedish Notes if the last reported sale price of the Company’s ADSs equals or exceeds 200% of their conversion price on any 45 trading days during any 90 consecutive day period beginning on or after the third anniversary of the issuance of the U.S. Notes and the Swedish Notes, respectively. The Convertible Notes benefit from the same covenants as are contained in the Term Loan B Credit Agreement.

On April 18, 2023, the SRCF Agreement was amended and restated whereby, among other things, (i) the term of the SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option, (ii) the lender group under the SRCF Agreement was reduced to JP Morgan SE, BNP Paribas SA, Bankfilial Sverige, Coöperatieve Rabobank U.A. and Nordea Bank Abp, filial i Sverige and the commitments under the SRCF Agreement were reduced to SEK 2,100 million (equivalent of $201.0 million), with an uncommitted incremental revolving facility option of up to SEK 500 million (equivalent of $47.9 million), (iii) the initial margin was reset at 4.00% p.a., (iv) the tangible solvency ratio, minimum EBITDA, minimum liquidity and total net leverage ratio financial covenants were reset, (v) the existing negative covenants were amended to further align with those included in the Term Loan B Credit Agreement (as defined below), including in relation to incurrence of indebtedness, and (vi) the debt under the SRCF Agreement rank pari passu with, and share in the same security and guarantees from, material companies in the group as, the EIF Facility and the Term Loan B Credit Agreement (as defined below) by way of the Intercreditor Agreement (as defined below).

On April 18, 2023, we entered into a Term Loan B Credit Agreement (the “Term Loan B Credit Agreement”) with, amongst others, Silver Point Finance LLC as Syndication Agent and Lead Lender, J.P. Morgan SE, as Administrative Agent and Wilmington Trust (London) Limited as Security Agent, including a term loan facility of $130 million. The term of the Term Loan B Credit Agreement is five years from the funding date of the term loan facility, and the term loan facility is subject to 1% amortization per annum paid in quarterly instalments. Borrowings carry an interest rate of Term SOFR plus 7.5% or Base Rate plus 6.5%. Under the Term Loan B Credit Agreement, we are subject to ongoing covenants such as minimum EBITDA, total net leverage ratio and liquidity requirements. The Term Loan B Credit Agreement also contains certain negative covenants, including but not limited to restrictions on indebtedness, limitations on liens, fundamental changes covenant, asset sales covenant, and restricted payments covenant. The debt under the Term Loan B Credit

Agreement ranks pari passu with, and shares in the same security and guarantees from material companies in the group as the EIF Facility and the SRCF Agreement by way of the Intercreditor Agreement (as defined below).

On April 18, 2023, we entered into an Intercreditor Agreement (the “Intercreditor Agreement”) with, amongst others J.P. Morgan SE, as Senior Secured Term Facilities Agent, Wilmington Trust (London) Limited as Senior Secured Revolving Facilities Agent, Wilmington Trust (London) Limited as Common Security Agent and U.S. Bank Trust Company, National Association as trustee in respect of certain Convertible Senior PIK Notes. The Intercreditor Agreement includes customary ranking, enforcement and turnover provisions intended to govern the relationship between the creditor groups.